Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Commitments and Contingencies

24. Commitments and Contingencies

(a)Capital commitments

The Group’s capital commitments primarily relate to commitments on construction and purchase of production facilities, equipment and tooling. Total capital commitments contracted but not yet reflected in the consolidated financial statements as of December 31, 2024 were as follows:

	Total	Less than One Year	1‑3 Years	3‑5 Years
Capital commitments	6,415,873	6,387,246	1,496	27,131

(b)Purchase obligations

The Group’s purchase obligations primarily relate to commitments on purchase of raw materials. Total purchase obligations contracted but not yet reflected in the consolidated financial statements as of December 31, 2024 were as follows:

	Total	Less than One Year	1‑3 Years	3‑5 Years
Purchase obligations	12,807,875	11,212,304	1,595,571	—

(c)Legal proceedings

The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis.

The Group does not have any material litigation, and has not recorded any material liabilities in this regard as of December 31, 2023 and 2024.

Nevertheless, the Company and certain of its officers and directors have been named as defendants in two putative securities class actions filed in May 2024 in the U.S. District Court for the Eastern District of New York. Both cases were purportedly brought on behalf of a class of persons who claim to have suffered damages as a result of alleged misstatements and omissions in the Company’s SEC filings regarding its business outlook, in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder. On December 30, 2024, the Court appointed a lead plaintiff and ordered both cases be consolidated. The case remains in preliminary stage, the likelihood of any unfavorable outcome or the amount or range of any potential loss cannot be reasonably estimated at the issuance date of the consolidated financial statements. As a result, as of December 31, 2024, the Group did not record any liabilities for the loss contingencies pertaining to the cases described above.